Organization (Details)	5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	May 31, 2012	Dec. 31, 2012	Dec. 31, 2012 Morgan Stanley Smith Barney Charter Campbell L.P. [Member]	Dec. 31, 2010 Morgan Stanley Smith Barney Charter Campbell L.P. [Member]	Mar. 31, 2011 Morgan Stanley Smith Barney Charter WNT L.P. [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Trading Advisors for Partnership [Line Items]
Management fee, monthly basis (in hundredths)	0.167%	0.125%	0.167%	0.221%	0.167%	0.125%
Management fee, annual basis (in hundredths)	2.00%	1.50%	2.00%	2.65%	2.00%	1.50%
Leverage Applied to Assets						1.5
Required interest in the equity of each Partnership (in hundredths)		1.00%